Schedule of trade and other receivables (Details) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Billed supply	R$ 3,410	R$ 3,125
Unbilled supply	930	1,145
Other concession holders - wholesale supply	52	50
Other concession holders - wholesale supply, unbilled	265	260
CCEE (Power Trading Chamber)	169	210
Concession Holders - power transport	170	161
Concession Holders - power transport, unbilled	319	295
Provision for doubtful receivables	(833)	(712)
[custom:TradeAndOtherReceivables2-0]	4,482	4,534
Current assets	4,430	4,373
[custom:NoncurrentCustomersAndTradersAndConcessionHoldersTransportOfElectricity-0]	52	R$ 161
Balance Not Yet Due [Member]
IfrsStatementLineItems [Line Items]
Billed supply	1,765
Unbilled supply	930
Other concession holders - wholesale supply	20
Other concession holders - wholesale supply, unbilled	265
CCEE (Power Trading Chamber)	72
Concession Holders - power transport	63
Concession Holders - power transport, unbilled	319
Provision for doubtful receivables	(201)
Trade and other receivables	3,233
Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Billed supply	720
Unbilled supply
Other concession holders - wholesale supply	30
Other concession holders - wholesale supply, unbilled
CCEE (Power Trading Chamber)	96
Concession Holders - power transport	16
Concession Holders - power transport, unbilled
Provision for doubtful receivables	(35)
[custom:AllowanceAccountForCreditLossesOfFinancialAssets1-0]	827
Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Billed supply	455
Unbilled supply
Other concession holders - wholesale supply	1
Other concession holders - wholesale supply, unbilled
CCEE (Power Trading Chamber)
Concession Holders - power transport	13
Concession Holders - power transport, unbilled
Provision for doubtful receivables	(88)
[custom:AllowanceAccountForCreditLossesOfFinancialAssets2-0]	381
Later than one year [member]
IfrsStatementLineItems [Line Items]
Billed supply	470
Unbilled supply
Other concession holders - wholesale supply	1
Other concession holders - wholesale supply, unbilled
CCEE (Power Trading Chamber)	1
Concession Holders - power transport	78
Concession Holders - power transport, unbilled
Provision for doubtful receivables	(509)
Trade and other receivables	R$ 41